Members’ (deficit) equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsidiary or Equity Method Investee [Line Items]
Schedule of Stockholders Equity

	Authorized		Held by Members
	as of December 31,		as of December 31,
	2021	2020	2021	2020
Common units	34,438,298	34,438,298	9,440,108	9,440,108
Series A Preferred	4,834,906	4,834,906	4,834,906	4,834,906
Series B Preferred	6,820,450	6,820,450	6,774,923	6,774,923
Series C Preferred	3,142,815	3,142,815	3,141,500	3,141,500
Series D Preferred	2,816,403	2,816,403	2,787,707	2,787,707
Series E Preferred	7,451,981	7,451,981	6,530,128	5,447,120
	59,504,853	59,504,853	33,509,272	32,426,264

Rubicon Technologies L L C [Member] | Rubicon [Member]
Subsidiary or Equity Method Investee [Line Items]
Schedule of Stockholders Equity

	Authorized as of		Held by Members as of
	March 31, 2022	December 31, 2021	March 31, 2022	December 31, 2021
Common units	34,438,298	34,438,298	9,440,108	9,440,108
Series A Preferred	4,834,906	4,834,906	4,834,906	4,834,906
Series B Preferred	6,820,450	6,820,450	6,774,923	6,774,923
Series C Preferred	3,142,815	3,142,815	3,141,500	3,141,500
Series D Preferred	2,816,403	2,816,403	2,787,707	2,787,707
Series E Preferred	7,451,981	7,451,981	6,530,128	6,530,128
	59,504,853	59,504,853	33,509,272	33,509,272